Market Risk - Summary of Internal VaR for Exposure to Main Classes of Risk (Detail) - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016
Market Risk [Line Items]
Risk exposure	£ 2.5	£ 3.5
Interest Rate Risks [member]
Market Risk [Line Items]
Risk exposure	2.6	2.9
Equity Risks [member]
Market Risk [Line Items]
Risk exposure	0.3	1.4
Currency Risk [member]
Market Risk [Line Items]
Risk exposure	0.3	1.5
Diversification Offsets [member]
Market Risk [Line Items]
Risk exposure	(0.7)	(2.3)
Weighted average [member]
Market Risk [Line Items]
Risk exposure	2.7	2.8
Weighted average [member] | Interest Rate Risks [member]
Market Risk [Line Items]
Risk exposure	2.5	2.5
Weighted average [member] | Equity Risks [member]
Market Risk [Line Items]
Risk exposure	0.6	0.9
Weighted average [member] | Currency Risk [member]
Market Risk [Line Items]
Risk exposure	0.4	1.4
Weighted average [member] | Diversification Offsets [member]
Market Risk [Line Items]
Risk exposure	(0.8)	(2.0)
Top of Range [member]
Market Risk [Line Items]
Risk exposure	3.7	3.6
Top of Range [member] | Interest Rate Risks [member]
Market Risk [Line Items]
Risk exposure	3.5	3.6
Top of Range [member] | Equity Risks [member]
Market Risk [Line Items]
Risk exposure	2.0	1.5
Top of Range [member] | Currency Risk [member]
Market Risk [Line Items]
Risk exposure	1.6	2.2
Bottom of Range [member]
Market Risk [Line Items]
Risk exposure	2.0	1.7
Bottom of Range [member] | Interest Rate Risks [member]
Market Risk [Line Items]
Risk exposure	1.8	1.7
Bottom of Range [member] | Equity Risks [member]
Market Risk [Line Items]
Risk exposure	£ 0.2	0.6
Bottom of Range [member] | Currency Risk [member]
Market Risk [Line Items]
Risk exposure		£ 0.1